Summary of Significant Accounting Policies - Schedule of Financial Guarantee Derivative Movement Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Ending balance	¥ 215,770	$ 33,163
Financial Guarantee
Summary Of Significant Accounting Policies [Line Items]
Opening balance	167,291		¥ 20,638	¥ 4,881
Initial recognition of and change in fair value of ongoing investor reserve arrangements	(213,958)		178,652	35,306
Settlement upon maturity of investor reserve arrangements	(169,103)		(31,999)	(19,549)
Ending balance	¥ (215,770)		¥ 167,291	¥ 20,638